UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds

(Exact name of registrant as specified in charter)

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

13024 Ballantyne Corporate Place, Suite 225

Charlotte, North Carolina 28277

(Name and address of agent for service)

(866) 371-2399

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

HORIZON FUNDS	Annual Report

Horizon Active Asset Allocation Fund

Investor Class	Shares	AAANX

Advisor Class	Shares	HASAX

Institutional Class	Shares	HASIX

Horizon Active Risk Assist® Fund

Investor Class	Shares	ARANX

Advisor Class	Shares	ARAAX

Institutional Class	Shares	ACRIX

Horizon Active Income Fund

Investor Class	Shares	AIMNX

Advisor Class	Shares	AIHAX

Institutional Class	Shares	AIRIX

Horizon Active Dividend Fund

Investor Class	Shares	HNDDX

Advisor Class	Shares	HADUX

November 30, 2017

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND and HORIZON ACTIVE DIVIDEND FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Member FINRA

Horizon Funds

Letter to Shareholders

November 30, 2017

Dear Shareholder:

In the following paragraphs we will recap the key factors affecting broad markets and the Horizon Funds through the fiscal year ended November 30, 2017.

Market Overview:

2017 was a strong year for global equity and bond markets. It was the second least volatile year since 1960 (as measured by either standard deviation of daily returns of the S&P 500 Index or average level of the CBOE VIX Index). Global equities (as measured by the S&P Global BMI) gained 25.31%, with international equities (as measured by the S&P Global BMI ex-U.S.) leading U.S. large cap equities (as measured by the S&P 500 Index) 28.03% to 22.87%. U.S. small caps (as measured by the S&P SmallCap 600 Index) lagged U.S. large cap equities by 5.30%, after initially leading following the U.S. presidential election. Bond markets had generally decent returns, with the Bloomberg Barclays Aggregate Index gaining 3.21% on the year. U.S. interest rates experienced a bear-flattening environment consistent with other Federal Reserve (Fed) hiking cycles: U.S. 10 year Treasury yields were virtually unchanged throughout the year, beginning at 2.39% and ending at 2.41%, while U.S. 2 year Treasury yields rose from 1.11% to 1.78% along with the Fed hikes.

The dominant feature of 2017 was the persistently low-volatility environment across all asset classes and geographies. This low volatility environment has also been marked by very low correlations between different U.S. stocks and between the different U.S. sector returns. For instance, the spread between the best performing U.S. sector (Technology, +39.03%) and worst performing U.S. sector (Energy, -6.50%) was 45.53% – a large spread relative to the past several years. An investing environment such as this can provide the opportunity for gains (or losses) based on security selection, a welcome development for active managers.

Political shifts and calculations were also important during 2017. The market digested the contents and probability-of-passage of the U.S. tax bill, producing definite winners and losers from an investment standpoint. Market participants also had to cope with the likely naming of a new Federal Reserve Chairperson – an important development in an era when global central banks have played such a significant role in shaping investment decisions. After all was said and done, however, Congress passed what looks to be a meaningful corporate tax package. And the naming of Jerome Powell was met with widespread relief (and even enthusiasm in some circles), as he is seen as relatively dovish on monetary policy and likely to support further reductions in regulations – both positive developments for global equity markets.

Fund Reviews:

Horizon Active Asset Allocation Fund

The Horizon Active Asset Allocation Fund (Investor Class Shares) posted a 23.76% gain for the fiscal year ended November 30, 2017. The Fund benefited from the low volatility environment across asset classes and improved international equity market performance. Coming into 2017, the Fund was 30% allocated to foreign equities, but grew that percentage to as much as 47% during the year. The lower volatility in stocks allowed several trends to be established and maintained throughout the year. Emerging market stocks and growth oriented domestic stocks were consistent winners and helped the Fund’s performance. The Fund did have some exposure to small cap stocks and value style stocks that hurt performance, but the Horizon active asset allocation process helped limit those losses. Consistent economic growth and a resilient investor mindset were also hallmarks of this past year. Each time negative news was announced, the markets tended to take it in stride. As we head into the next fiscal year, markets look fairly valued and we expect volatility to pick up from these historically low levels.

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2017

Horizon Active Risk Assist Fund

The Horizon Active Risk Assist Fund (Investor Class Shares) had a return of 19.05% for the year ended November 30, 2017, which slightly trailed international equities and domestic equities. As a risk mitigation strategy, the Fund performed well, with realized volatility of 7%, matching domestic equities (+7%) and below international equities (+8%). The Fund’s Risk Assist methodology did not actively de-risk at any point during the year (“de-risk” meaning a partial re-allocation of Fund assets away from global equities and towards U.S. Treasury-related securities). Avoiding this de-risking allowed the Fund to capture gains from global equity markets during the year, a key component of the Risk Assist methodology. Throughout the year, we held a 20-45% allocation to international equities at various times as part of Horizon’s active asset allocation process.

Horizon Active Income Fund

The Horizon Active Income Fund (Investor Class Shares) was up slightly (+4.39%) for the fiscal year ended November 30, 2017. In general, bond markets were flat for the time period and presented limited opportunities to grow the portfolio. Interest rates in the U.S. were expected to rise throughout 2017, but demand from overseas investors for the relatively safe yields of U.S. bonds has kept rates flat. The lack of return in U.S. treasury bonds may be the norm going forward and is one reason the Fund has looked to corporate debt to improve the growth potential of the portfolio. High yield bonds and intermediate corporate debt were larger allocations in the portfolio than in recent history and we continue to see value in corporate debt. Balance sheets are strong across most sectors and yields are attractive when compared to treasuries. An allocation to emerging market debt also helped the portfolios this past year while exposure to some shorter dated treasuries hurt performance.

Horizon Active Dividend Fund

The Horizon Active Dividend Fund (Investor Class Shares) posted a 19.45% return for the period from inception on December 28, 2016 through November 30, 2017. This Fund utilizes an active approach to stock selection through investment in large, global, dividend paying companies with the goal of capital appreciation and dividend income. The Fund’s return for the period benefited from strong stock market performance globally. An overweight to consumer staples early in the year and subsequent overweight to health care stocks at midyear were the biggest contributors to performance from a sector standpoint. From an industry point of view, the portfolio began the year overweight pharmaceuticals and food & staples retailing, which were large contributors to performance. As the year progressed, these exposures were reduced to capture profits and the proceeds were re-invested in global banks, food products, energy, and metals & mining companies. Telecommunication services and real estate investment trust holdings detracted slightly from performance for the year. Geographically, a majority of the portfolio’s performance was generated through exposure to companies in the U.S., the portfolio’s largest country exposure. Internationally, holdings in Germany and Denmark contributed the most to performance, while exposures to France and Australia detracted slightly. Regionally, U.S. exposure was reduced as the year progressed, and was re-invested in Asia-Pacific-related securities. Western European exposure was consistent throughout the year.

* * * * *

We are grateful for the opportunity to manage these Funds, and appreciate your continued investment in Horizon Funds.

Horizon Funds

Letter to Shareholders (Continued)

November 30, 2017

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. The S&P Small Cap 600 index measures the small-cap segment of the U.S. equity market. This index is widely used by professional investors as a performance benchmark for small-cap stocks. The S&P Global ex-US BMI (Broad Market Index) comprises the S&P Developed BMI and S&P Emerging BMI, and is a comprehensive, rules-based index measuring stock market performance globally, excluding the U.S. The CBOE Volatility Index (VIX Index®) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. The Bloomberg Barclays Aggregate Bond Index tracks the U.S. fixed income markets. The index includes government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market.

Correlation, in the finance and investment industries, is a statistic that measures the degree to which two securities move in relation to each other. Correlation is computed into what is known as the correlation coefficient, which has a value that must fall between -1 and 1.

Spread is the percentage point difference between yields of various classes of bonds compared to treasury bonds.

Must be preceded or accompanied by a prospectus.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. In addition to the costs, fees, and expenses involved in investing in ETFs, ETFs are subject to additional risks including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Small and Medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. The Funds may also use options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities’ prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. Diversification does not assure a profit or protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Horizon Funds are distributed by Quasar Distributors, LLC.

Horizon Active Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, compared to its benchmarks:

Average Annual Total Returns	One Year	Three Year	Five Year	Since Commencement of Operations (1)
Horizon Active Asset Allocation Fund - Investor Class	23.76%	6.43%	10.76%	9.73%
Horizon Active Asset Allocation Fund - Advisor Class	23.64%	N/A	N/A	13.00%
Horizon Active Asset Allocation Fund - Institutional Class	23.92%	N/A	N/A	19.56%
S&P 500 Total Return Index	22.87%	10.91%	15.74%	15.22%	(2)
S&P Global BMI ex-US Index	28.03%	6.59%	7.78%	7.63%	(2)

(1) Inception date is January 31, 2012 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Asset Allocation Fund – Investor Class. The returns for the S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund – Advisor Class are 17.88%, and 14.15%, respectively. The returns for the S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Asset Allocation Fund – Institutional Class are 22.03%, and 18.29%, respectively.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.49% for Investor Class shares, 1.64% for Advisor Class shares and 1.39% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Risk Assist Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, compared to its benchmarks:

Average Annual Total Returns	One Year	Three Year	Since Commencement of Operations (1)
Horizon Active Risk Assist Fund - Investor Class	19.05%	4.24%	4.69%
Horizon Active Risk Assist Fund - Advisor Class	19.03%	N/A	9.41%
Horizon Active Risk Assist Fund - Institutional Class	19.31%	N/A	16.09%
Bloomberg Barclays Aggregate Bond Index	3.21%	2.11%	2.26%	(2)
S&P 500 Total Return Index	22.87%	10.91%	11.26%	(2)
S&P Global BMI ex-US Index	28.03%	6.59%	4.28%	(2)

(1) Inception date is August 28, 2014 for Investor Class Shares, September 4, 2015 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Risk Assist Fund – Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund – Advisor Class are 2.44%, 17.88%, and 14.15%, respectively. The returns for the Bloomberg Barclays Aggregate Bond Index, S&P 500 Total Return Index, and S&P Global BMI ex-US Index since the commencement date of the Horizon Active Risk Assist Fund – Institutional Class are 0.39%, 22.03%, and 18.29%, respectively.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The estimated total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.50% for Investor Class shares, 1.65% for Advisor Class shares and 1.40% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Active Income Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, compared to its benchmarks:

Average Annual Total Returns	One Year	Three Year	Since Commencement of Operations (1)
Horizon Active Income Fund - Investor Class	4.39%	0.35%	0.88%
Horizon Active Income Fund - Advisor Class	4.31%	N/A	1.37%
Horizon Active Income Fund - Institutional Class	4.41%	N/A	(0.06)%
Bloomberg Barclays Aggregate Bond Index	3.21%	2.11%	2.88%	(2)

(1) Inception date is September 30, 2013 for Investor Class Shares, February 8, 2016 for Advisor Class Shares and September 9, 2016 for Institutional Class Shares.

(2) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Income Fund – Investor Class. The returns for the Bloomberg Barclays Aggregate Bond Index since the commencement date of the Horizon Active Income Fund – Advisor Class and the Horizon Active Income Fund – Institutional Class are 2.01% and 0.39%, respectively.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.32% for Investor Class shares, 1.47% for Advisor Class shares and 1.22% for Institutional Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The Bloomberg Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Investors cannot invest directly in an index or benchmark.

Horizon Active Dividend Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2017

The Fund’s performance figures* for the periods ended November 30, 2017, compared to its benchmarks:

Average Annual Total Returns	Since Commencement of Operations (Cumulative) (1)
Horizon Active Dividend Fund - Investor Class	19.45%
Horizon Active Dividend Fund - Advisor Class	9.28%
S&P 500 Total Return Index	19.91%	(2)
S&P Global 100 Index	22.62%	(2)
S&P Global BMI ex-US Index	26.23%	(2)

(1) Inception date is December 28, 2016 for Investor Class Shares and June 20, 2017 for Advisor Class Shares.

(2) The Since Commencement of Operations returns shown are from the commencement date of Horizon Active Dividend Fund – Investor Class. The returns for the S&P 500 Total Return Index, S&P Global 100 Index, S&P Global BMI ex-US Index since the commencement date of the Horizon Active Dividend Fund – Advisor Class are 9.62%, 9.53%, and 9.46%, respectively.

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the Fund’s latest Prospectus, is 1.09% for Investor Class shares and 1.24% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-754-7932.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P Global 100 Index measures the performance of multi-national, blue chip companies of major importance in the global equity markets.

The S&P Global BMI ex-US Index is a comprehensive, rules-based index that represents the composition of global stock markets. Investors cannot invest directly in an index or benchmark.

Horizon Funds

PORTFOLIO COMPOSITION (Unaudited)

November 30, 2017

Horizon Active Asset Allocation Fund Portfolio Composition as of November 30, 2017:

% of Net Assets
Equity Funds	98.1%
Purchased Call Options	0.9%
Purchased Put Options	0.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	-0.1%

100.0%

Horizon Active Risk Assist Fund Portfolio Composition as of November 30, 2017:

% of Net Assets
Equity Funds	93.6%
Common Stocks	3.4%
Purchased Call Options	0.2%
Purchased Put Options	0.2%
Short-Term Investments	2.2%
Other Assets in Excess of Liabilities	0.4%

100.0%

Horizon Active Income Fund Portfolio Composition as of November 30, 2017:

	% of Net Assets
Bond Funds	89.8%
Equity Funds	7.9%
Purchased Call Options	0.0%	^
Purchased Put Options	0.0%	^
Short-Term Investments	2.2%
Other Assets in Excess of Liabilities	0.1%

	100.0%

Horizon Active Dividend Fund Portfolio Composition as of November 30, 2017:

% of Net Assets
Common Stocks	86.1%
Short-Term Investments	13.8%
Other Assets in Excess of Liabilities	0.1%

100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Funds’ holdings.

^ Less than 0.1%

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS

November 30, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 98.1%
	Equity Funds - 98.1%
136,809	Global X Scientific Beta US ETF		$4,275,295
469,361	Global X SuperDividend ETF		10,077,181
506,300	iShares Core MSCI EAFE ETF		33,329,729
963,634	iShares Core MSCI Emerging Markets ETF		53,818,959
591,550	iShares Exponential Technologies ETF		20,964,532
112,245	iShares U.S. Aerospace & Defense ETF		20,859,611
992,897	SPDR EURO STOXX 50 ETF		41,096,007
293,805	Vanguard FTSE Pacific ETF		21,371,376
792,249	Vanguard Growth ETF (b)		110,835,635
471,112	Vanguard High Dividend Yield ETF		40,049,231
321,689	Vanguard Value ETF (a)		33,851,333
501,276	WisdomTree Japan Hedged Equity Fund		29,379,786

	TOTAL EXCHANGE TRADED FUNDS (Cost - $389,333,126)		419,908,675

Contracts		Notional Amount
	PURCHASED OPTIONS - 1.0% *
	PURCHASED CALL OPTIONS - 0.9% *
	CBOE S&P 500 Index
100	Expiration: December 2017, Exercise Price $2,660 **	26,475,800	12,000
700	Expiration: December 2017, Exercise Price $2,700 **	185,330,600	155,750
300	Expiration: December 2017, Exercise Price $2,650 **	79,427,400	447,000
400	Expiration: January 2018, Exercise Price $2,700 **	105,903,200	426,000
250	Expiration: December 2018, Exercise Price $3,000 **	66,189,500	345,000
	iShares MSCI Japan ETF
1,000	Expiration: December 2017, Exercise Price $60 **	5,991,000	48,500
2,000	Expiration: January 2018, Exercise Price $60 **	11,982,000	142,000
2,000	Expiration: January 2018, Exercise Price $61 **	11,982,000	67,000
	iShares Russell 2000 ETF
3,500	Expiration: December 2017, Exercise Price $157 **	53,777,500	301,000
	NASDAQ 100 Stock Index
100	Expiration: December 2017, Exercise Price $6,390 **	63,655,640	22,500
	PowerShares DB US Dollar Index Bullish Fund
4,000	Expiration: December 2017, Exercise Price $26 **	9,676,000	2,000
	PowerShares QQQ Trust Series 1
1,150	Expiration: January 2018, Exercise Price $160 **	17,842,250	102,925
	SPDR S&P 500 ETF
3,000	Expiration: December 2017, Exercise Price $267 **	79,503,000	369,000
3,000	Expiration: December 2017, Exercise Price $268 **	79,503,000	279,000
2,250	Expiration: January 2018, Exercise Price $270 **	59,627,250	201,375

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Contracts		Notional Amount	Value
	SPDR S&P Retail ETF
5,000	Expiration: March 2018, Exercise Price $47 **	21,865,000	$317,500
	Technology Select Sector SPDR Fund
2,750	Expiration: December 2017, Exercise Price $64 **	17,556,000	209,000
	WisdomTree Japan Hedged Equity Fund
3,200	Expiration: December 2017, Exercise Price $59 **	18,755,200	200,000

	TOTAL PURCHASED CALL OPTIONS (Cost - $3,308,909)		3,647,550

	PURCHASED PUT OPTIONS - 0.1% *
	CBOE S&P 500 Index
175	Expiration: December 2017, Exercise Price $2,610 **	46,332,650	13,562
	CBOE S&P 500 Volitility
2,500	Expiration: December 2017, Exercise Price $12 **	2,820,000	312,500

	TOTAL PURCHASED PUT OPTIONS (Cost - $399,889)		326,062

	TOTAL PURCHASED OPTIONS (Cost - $3,708,798)		3,973,612

Shares
	SHORT-TERM INVESTMENTS - 1.0%
4,434,682	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.98% +		4,434,682

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,434,682)		4,434,682

	TOTAL INVESTMENTS - 100.1% (Cost - $397,476,606)		428,316,969
	Liabilities In Excess Of Other Assets - (0.1)%		(389,905)

	NET ASSETS - 100.0%		$427,927,064

Contracts
	SCHEDULE OF WRITTEN OPTIONS - (0.3)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.2)%
	CBOE S&P 500 Index
300	Expiration: December 2017, Exercise Price $2,650 **	79,427,400	$478,500
	SPDR S&P 500 ETF
1,500	Expiration: December 2017, Exercise Price $271 **	39,751,500	42,000
3,000	Expiration: December 2017, Exercise Price $269 **	79,503,000	171,000

	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $811,669)		691,500

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)%
	CBOE S&P 500 Volitility
5,000	Expiration: December 2017, Exercise Price $11 **	5,640,000	$275,000
	PowerShares DB US Dollar Index Bullish Fund
8,000	Expiration: December 2017, Exercise Price $24 **	19,352,000	48,000
	SPDR S&P 500 ETF
1,000	Expiration: December 2017, Exercise Price $250 **	26,501,000	43,000
	SPDR S&P Retail ETF
2,500	Expiration: March 2018, Exercise Price $41 **	10,932,500	270,000

	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $683,484)		636,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,495,153)		$1,327,500

*	Each Option is exercisable into 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2017.
(a)	All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregated as collateral for options written is $21,046,000.
(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS

November 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 93.6%
	Equity Fund - 93.6%
134,918	Global X Scientific Beta US ETF	$4,216,201
478,018	Global X SuperDividend ETF	10,263,046
502,214	iShares Core MSCI EAFE ETF	33,060,748
947,631	iShares Core MSCI Emerging Markets ETF	52,925,191
113,628	iShares U.S. Aerospace & Defense ETF	21,116,628
997,767	SPDR EURO STOXX 50 ETF	41,297,576
283,731	Vanguard FTSE Pacific ETF	20,638,593
650,175	Vanguard Growth ETF	90,959,483
468,932	Vanguard High Dividend Yield ETF	39,863,909
143,049	Vanguard Small-Cap ETF	21,158,378
320,980	Vanguard Value ETF (a)	33,776,725
489,262	WisdomTree Japan Hedged Equity Fund	28,675,646

	TOTAL EXCHANGE TRADED FUNDS (Cost - $370,760,396)	397,952,124

	CLOSED-END FUND - 0.0% ^
	Professional, Scientific, And Technical Services - 0.0% ^
295	Altaba, Inc. **	20,668

	TOTAL CLOSED-END FUND (Cost - $15,397)	20,668

	COMMON STOCKS - 3.4%
	Advertising - 0.0% ^
1,494	Interpublic Group of Cos., Inc.	29,551
225	Omnicom Group, Inc.	16,074

		45,625

	Aerospace/Defense - 0.1%
1,330	Arconic, Inc.	32,731
545	Harris Corp.	78,752
193	L3 Technologies, Inc.	38,328
37	Northrop Grumman Corp.	11,374
56	Raytheon Co.	10,704
234	Rockwell Collins, Inc.	30,961
114	TransDigm Group, Inc.	32,352

		235,202

	Agriculture - 0.0% ^
534	Archer-Daniels-Midland Co.	21,296

	Airlines - 0.0% ^
431	Alaska Air Group, Inc.	29,812
351	American Airlines Group, Inc.	17,722

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
212	Delta Air Lines, Inc.	$11,219
199	Southwest Airlines Co.	12,073
227	United Continental Holdings, Inc. **	14,374

		85,200

	Apparel - 0.1%
1,863	Hanesbrands, Inc.	38,918
1,848	Michael Kors Holdings Ltd. **	107,997
884	Ralph Lauren Corp., Class A	84,113
1,590	Under Armour, Inc., Class A **	21,131
1,711	Under Armour, Inc., Class C **	20,412
279	VF Corp.	20,356

		292,927

	Auto Manufacturers - 0.0% ^
699	Ford Motor Co.	8,752
292	PACCAR, Inc.	20,536

		29,288

	Auto Parts & Equipment - 0.0% ^
879	BorgWarner, Inc.	48,943
180	Delphi Automotive PLC	18,840
1,122	Goodyear Tire & Rubber Co.	36,319

		104,102

	Banks - 0.1%
166	Bank of New York Mellon Corp.	9,087
265	BB&T Corp.	13,096
136	Capital One Financial Corp.	12,512
623	Citizens Financial Group, Inc.	25,356
442	Comerica, Inc.	36,823
878	Fifth Third Bancorp	26,788
2,168	Huntington Bancshares, Inc.	31,219
1,104	KeyCorp	20,954
104	M&T Bank Corp.	17,571
214	Northern Trust Corp.	20,925
1,690	Regions Financial Corp.	28,037
145	State Street Corp.	13,826
276	SunTrust Banks, Inc.	17,010
1,124	Zions Bancorp	55,694

		328,898

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
	Beverages - 0.0% ^
573	Brown-Forman Corp., Class B	$34,265
86	Constellation Brands, Inc., Class A	18,713
339	Dr Pepper Snapple Group, Inc.	30,574
324	Molson Coors Brewing Co., Class B	25,304
371	Monster Beverage Corp. **	23,251

		132,107

	Biotechnology - 0.0% ^
149	Alexion Pharmaceuticals, Inc. **	16,362
98	Illumina, Inc. **	22,543
148	Incyte Corp. **	14,651
18	Regeneron Pharmaceuticals, Inc. **	6,513
111	Vertex Pharmaceuticals, Inc. **	16,016

		76,085

	Building Materials - 0.0% ^
664	Fortune Brands Home & Security, Inc.	45,431
260	Johnson Controls International PLC	9,786
126	Martin Marietta Materials, Inc.	26,257
919	Masco Corp.	39,434
190	Vulcan Materials Co.	23,874

		144,782

	Chemicals - 0.1%
92	Air Products & Chemicals, Inc.	15,000
313	Albemarle Corp.	42,042
2,414	CF Industries Holdings, Inc.	90,453
420	Eastman Chemical Co.	38,795
550	FMC Corp.	51,920
287	International Flavors & Fragrances, Inc.	44,611
158	LyondellBasell Industries NV, Class A	16,543
69	Monsanto Co.	8,165
2,243	Mosaic Co.	54,482
134	PPG Industries, Inc.	15,658
81	Praxair, Inc.	12,468
37	Sherwin-Williams Co.	14,779

		404,916

	Commercial Services - 0.2%
172	Automatic Data Processing, Inc.	19,687
250	Cintas Corp.	39,360
82	Ecolab, Inc.	11,145

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
182	Equifax, Inc.	$20,770
600	Gartner, Inc. **	72,534
640	Global Payments, Inc.	64,358
2,208	H&R Block, Inc.	57,805
157	Moody’s Corp.	23,836
801	Nielsen Holdings PLC	29,413
243	PayPal Holdings, Inc. **	18,402
2,693	Quanta Services, Inc. **	102,065
1,478	Robert Half International, Inc.	84,305
76	S&P Global, Inc.	12,577
1,221	Total System Services, Inc.	90,794
427	United Rentals, Inc. **	68,098
378	Verisk Analytics, Inc. **	36,447
4,558	Western Union Co.	89,747

		841,343

	Computers - 0.2%
79	Accenture PLC, Class A	11,693
304	Cognizant Technology Solutions Corp., Class A	21,973
4,651	CSRA, Inc.	134,553
492	DXC Technology Co.	47,301
1,704	Hewlett Packard Enterprise Co.	23,771
1,517	HP, Inc.	32,540
1,968	NetApp, Inc.	111,212
1,550	Seagate Technology PLC	59,768
7,560	Teradata Corp. **	287,355
356	Western Digital Corp.	28,074

		758,240

	Cosmetics/Personal Care - 0.0% ^
107	Colgate-Palmolive Co.	7,752
1,955	Coty, Inc., Class A	33,685
158	Estee Lauder Cos., Inc., Class A	19,723

		61,160

	Distribution/Wholesale - 0.0% ^
746	Fastenal Co.	39,083
1,086	LKQ Corp. **	42,810
228	WW Grainger, Inc.	50,459

		132,352

	Diversified Financial Services - 0.1%
282	Affiliated Managers Group, Inc.	56,025

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
238	Alliance Data Systems Corp.	$56,946
170	Ameriprise Financial, Inc.	27,749
467	CBOE Global Markets, Inc.	57,642
78	CME Group, Inc., Class A	11,664
302	Discover Financial Services	21,321
1,109	E*TRADE Financial Corp. **	53,387
388	Franklin Resources, Inc.	16,820
171	Intercontinental Exchange, Inc.	12,218
869	Invesco Ltd.	31,432
513	Nasdaq, Inc.	40,609
6,257	Navient Corp.	78,901
472	Raymond James Financial, Inc.	41,678
620	Synchrony Financial	22,252
323	T. Rowe Price Group, Inc.	33,243

		561,887

	Electric - 0.2%
4,639	AES Corp.	49,081
1,099	Alliant Energy Corp.	49,576
558	Ameren Corp.	35,690
170	American Electric Power Co., Inc.	13,197
1,242	CenterPoint Energy, Inc.	37,272
681	CMS Energy Corp.	33,982
201	Consolidated Edison, Inc.	17,897
107	Dominion Energy, Inc.	9,002
200	DTE Energy Co.	23,114
202	Edison International	16,416
380	Entergy Corp.	32,862
348	Eversource Energy	22,568
346	Exelon Corp.	14,432
1,106	FirstEnergy Corp.	37,759
4,353	NRG Energy, Inc.	120,360
182	PG&E Corp.	9,872
498	Pinnacle West Capital Corp.	45,721
410	PPL Corp.	15,035
432	Public Service Enterprise Group, Inc.	22,922
625	SCANA Corp.	26,981
165	Southern Co.	8,448
337	WEC Energy Group, Inc.	23,418
378	Xcel Energy, Inc.	19,509

		685,114

	Electrical Components & Equipment - 0.0% ^
290	Acuity Brands, Inc.	49,712

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
484	AMETEK, Inc.	$35,182
179	Emerson Electric Co.	11,603

		96,497

	Electronics - 0.2%
376	Agilent Technologies, Inc.	26,034
709	Allegion PLC	59,655
454	Amphenol Corp., Class A	41,128
1,009	Corning, Inc.	32,682
4,447	FLIR Systems, Inc.	207,141
310	Fortive Corp.	23,141
698	Garmin Ltd.	43,332
49	Mettler-Toledo International, Inc. **	30,831
943	PerkinElmer, Inc.	69,480
361	TE Connectivity Ltd.	34,093
156	Waters Corp. **	30,759

		598,276

	Engineering & Construction - 0.0% ^
1,400	Fluor Corp.	67,774
1,169	Jacobs Engineering Group, Inc.	76,721

		144,495

	Environmental Control - 0.0% ^
304	Republic Services, Inc.	19,742
801	Stericycle, Inc. **	53,114
179	Waste Management, Inc.	14,723

		87,579

	Food - 0.1%
551	Campbell Soup Co.	27,164
845	Conagra Brands, Inc.	31,544
280	General Mills, Inc.	15,837
197	Hershey Co.	21,853
850	Hormel Foods Corp.	30,982
287	J.M. Smucker Co.	33,484
288	Kellogg Co.	19,054
653	Kroger Co.	16,887
396	McCormick & Co., Inc.	40,463
172	Mondelez International, Inc., Class A	7,386
330	Sysco Corp.	19,051
395	Tyson Foods, Inc., Class A	32,489

		296,194

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
	Forest Products & Paper - 0.0% ^
332	International Paper Co.	$18,794

	Gas - 0.0% ^
1,992	NiSource, Inc.	54,840
130	Sempra Energy	15,728

		70,568

	Hand/Machine Tools - 0.0% ^
295	Snap-on, Inc.	49,982
141	Stanley Black & Decker, Inc.	23,918

		73,900

	Healthcare Products - 0.1%
235	Baxter International, Inc.	15,400
51	Becton Dickinson and Co.	11,639
400	Boston Scientific Corp. **	10,512
153	Cooper Cos., Inc.	36,900
59	CR Bard, Inc.	19,820
462	Dentsply Sirona, Inc.	30,959
153	Edwards Lifesciences Corp. **	17,932
316	Henry Schein, Inc. **	22,578
763	Hologic, Inc. **	31,832
189	IDEXX Laboratories, Inc. **	29,561
42	Intuitive Surgical, Inc. **	16,791
2,014	Patterson Cos., Inc.	73,612
57	Stryker Corp.	8,892
440	Varian Medical Systems, Inc. **	49,170
134	Zimmer Biomet Holdings, Inc.	15,691

		391,289

	Healthcare Services - 0.1%
57	Aetna, Inc.	10,270
44	Anthem, Inc.	10,338
410	Centene Corp. **	41,857
59	Cigna Corp.	12,492
505	DaVita, Inc. **	30,835
1,095	Envision Healthcare Corp. **	34,964
159	HCA Healthcare, Inc. **	13,515
55	Humana, Inc.	14,347
208	Laboratory Corp. of America Holdings **	32,920
268	Quest Diagnostics, Inc.	26,387
324	Universal Health Services, Inc., Class B	35,106

		263,031

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
	Holding Companies-Diversified - 0.0% ^
1,792	Leucadia National Corp.	$47,147

	Home Builders - 0.0% ^
817	DR Horton, Inc.	41,667
11	Lennar Corp., Class B	554
540	Lennar Corp., Class A	33,901
1,959	PulteGroup, Inc.	66,861

		142,983

	Home Furnishings - 0.0% ^
955	Leggett & Platt, Inc.	46,069
127	Whirlpool Corp.	21,409

		67,478

	Household Products/Wares - 0.1%
660	Avery Dennison Corp.	75,319
773	Church & Dwight Co., Inc.	36,401
221	Clorox Co.	30,783
91	Kimberly-Clark Corp.	10,898

		153,401

	Housewares - 0.0% ^
252	Newell Brands, Inc.	7,804

	Insurance - 0.1%
177	Aflac, Inc.	15,512
149	Allstate Corp.	15,296
90	Aon PLC, Class A	12,620
701	Arthur J Gallagher & Co.	46,147
744	Assurant, Inc.	75,047
482	Cincinnati Financial Corp.	36,020
435	Hartford Financial Services Group, Inc.	24,986
402	Lincoln National Corp.	30,773
553	Loews Corp.	27,805
132	Marsh & McLennan Cos., Inc.	11,079
345	Principal Financial Group, Inc.	24,422
375	Progressive Corp.	19,942
84	Prudential Financial, Inc.	9,731
616	Torchmark Corp.	54,732
94	Travelers Cos., Inc.	12,744
840	Unum Group	47,561
144	Willis Towers Watson PLC	23,155

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
895	XL Group Ltd.	$34,744

		522,316

	Internet - 0.1%
619	eBay, Inc. **	21,461
110	Expedia, Inc.	13,475
731	F5 Networks, Inc. **	98,100
1,511	Symantec Corp.	43,774
1,710	TripAdvisor, Inc. **	59,200
931	VeriSign, Inc. **	107,158

		343,168

	Iron/Steel - 0.0% ^
373	Nucor Corp.	21,447

	Leisure Time - 0.0% ^
709	Harley-Davidson, Inc.	35,592
133	Royal Caribbean Cruises Ltd.	16,476

		52,068

	Lodging - 0.0% ^
88	Marriott International, Inc., Class A	11,176
338	Wyndham Worldwide Corp.	37,988
198	Wynn Resorts Ltd.	31,300

		80,464

	Machinery-Diversified - 0.1%
98	Cummins, Inc.	16,405
83	Deere & Co.	12,439
1,402	Flowserve Corp.	59,697
127	Rockwell Automation, Inc.	24,521
80	Roper Technologies, Inc.	21,377
812	Xylem, Inc.	56,304

		190,743

	Media - 0.1%
227	CBS Corp., Class B	12,726
1,251	Discovery Communications, Inc., Class A **	23,794
1,292	Discovery Communications, Inc., Class C **	23,359
179	DISH Network Corp., Class A **	9,066
3,231	News Corp., Class A	52,213
3,134	News Corp., Class B	51,398
594	Scripps Networks Interactive, Inc., Class A	48,613

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
7,709	TEGNA, Inc.	$102,375
686	Viacom, Inc., Class B	19,428

		342,972

	Mining - 0.0% ^
1,953	Freeport-McMoRan, Inc., Class B **	27,186
682	Newmont Mining Corp.	25,227

		52,413

	Miscellaneous Manufacturing - 0.1%
401	Dover Corp.	39,182
166	Eaton Corp PLC	12,912
58	Illinois Tool Works, Inc.	9,817
212	Ingersoll-Rand PLC	18,575
129	Parker-Hannifin Corp.	24,186
526	Pentair PLC	37,430
706	Textron, Inc.	39,331

		181,433

	Office/Business Equipment - 0.0% ^
3,968	Xerox Corp.	117,691

	Oil & Gas - 0.2%
330	Anadarko Petroleum Corp.	15,870
314	Andeavor	33,118
480	Apache Corp.	20,078
1,724	Cabot Oil & Gas Corp.	49,910
18,311	Chesapeake Energy Corp. **	74,526
455	Cimarex Energy Co.	52,830
190	Concho Resources, Inc. **	26,573
763	Devon Energy Corp.	29,398
92	EOG Resources, Inc.	9,413
746	EQT Corp.	44,462
1,317	Helmerich & Payne, Inc.	77,150
646	Hess Corp.	29,638
3,115	Marathon Oil Corp.	46,227
280	Marathon Petroleum Corp.	17,536
3,843	Murphy Oil Corp.	107,412
2,323	Newfield Exploration Co. **	71,850
1,113	Noble Energy, Inc.	29,272
151	Occidental Petroleum Corp.	10,645
130	Phillips 66	12,683
90	Pioneer Natural Resources Co.	14,044
3,175	Range Resources Corp.	57,214

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
13,965	Transocean, Ltd. **	$141,605
221	Valero Energy Corp.	18,922

		990,376

	Oil & Gas Services - 0.0% ^
315	Baker Hughes & GE Co., Class A	9,365
242	Halliburton Co.	10,111
988	National Oilwell Varco, Inc.	33,147
1,112	TechnipFMC PLC	31,848

		84,471

	Packaging & Containers - 0.0% ^
719	Ball Corp.	28,695
1,079	Sealed Air Corp.	51,846
516	WestRock Co.	32,204

		112,745

	Pharmaceuticals - 0.1%
223	AmerisourceBergen Corp.	18,915
236	Cardinal Health, Inc.	13,969
181	Express Scripts Holding Co. **	11,798
2,436	Mallinckrodt PLC **	53,153
76	McKesson Corp.	11,228
536	Mylan NV **	19,580
570	Perrigo Co. PLC	49,710
224	Zoetis, Inc., Class A	16,193

		194,546

	Pipelines - 0.0% ^
522	Kinder Morgan, Inc.	8,994
804	ONEOK, Inc.	41,728
602	Williams Cos., Inc.	17,488

		68,210

	Real Estate - 0.0% ^
995	CBRE Group, Inc., Class A **	43,143

	Real Estate Investment Trusts - 0.2%
329	Alexandria Real Estate Equities, Inc.	41,803
1,370	Apartment Investment & Management Co., Class A	60,403
81	AvalonBay Communities, Inc.	14,688
171	Boston Properties, Inc.	21,440
111	Crown Castle International Corp.	12,543
193	Digital Realty Trust, Inc.	22,523

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
30	Equinix, Inc.	$13,935
255	Equity Residential	17,039
93	Essex Property Trust, Inc.	22,970
590	Extra Space Storage, Inc.	50,362
363	Federal Realty Investment Trust	47,992
829	GGP, Inc.	19,482
892	HCP, Inc.	23,584
1,651	Host Hotels & Resorts, Inc.	32,673
1,364	Iron Mountain, Inc.	55,747
124	JBG SMITH Properties	4,130
2,672	Kimco Realty Corp.	49,485
852	Macerich Co.	55,167
318	Mid-America Apartment Communities, Inc.	32,576
240	Prologis, Inc.	15,895
56	Public Storage	11,935
484	Realty Income Corp.	26,765
613	Regency Centers Corp.	41,568
53	Simon Property Group, Inc.	8,573
361	SL Green Realty Corp.	36,905
1,002	UDR, Inc.	39,409
256	Ventas, Inc.	16,387
249	Vornado Realty Trust	19,327
210	Welltower, Inc.	14,167
495	Weyerhaeuser Co.	17,513

		846,986

	Retail - 0.2%
279	Advance Auto Parts, Inc.	28,179
1,963	AutoNation, Inc. **	108,691
34	AutoZone, Inc. **	23,350
1,854	Bed Bath & Beyond, Inc.	41,511
352	Best Buy Co., Inc.	20,983
506	CarMax, Inc. **	34,868
58	Chipotle Mexican Grill, Inc. **	17,655
341	Darden Restaurants, Inc.	28,753
226	Dollar General Corp.	19,906
262	Dollar Tree, Inc. **	26,923
909	Foot Locker, Inc.	38,941
1,655	Gap, Inc.	53,473
273	Genuine Parts Co.	25,381
1,446	Kohl’s Corp.	69,365
432	L Brands, Inc.	24,222
2,242	Macy’s, Inc.	53,360
965	Nordstrom, Inc.	43,859

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
70	O’Reilly Automotive, Inc. **	$16,535
400	PVH Corp.	53,820
239	Ross Stores, Inc.	18,171
1,434	Signet Jewelers Ltd.	74,984
587	Tapestry, Inc.	24,472
191	Target Corp.	11,441
332	Tiffany & Co.	31,374
846	Tractor Supply Co.	57,731
62	Ulta Beauty, Inc. **	13,746
195	Yum! Brands, Inc.	16,277

		977,971

	Savings & Loans - 0.0% ^
3,877	People’s United Financial, Inc.	73,741

	Semiconductors - 0.1%
5,870	Advanced Micro Devices, Inc. **	63,924
333	Analog Devices, Inc.	28,675
377	Applied Materials, Inc.	19,894
33	Broadcom Ltd.	9,172
505	KLA-Tencor Corp.	51,631
207	Lam Research Corp.	39,812
503	Microchip Technology, Inc.	43,756
736	Micron Technology, Inc. **	31,199
58	NVIDIA Corp.	11,641
1,154	Qorvo, Inc. **	88,373
164	QUALCOMM, Inc.	10,880
402	Skyworks Solutions, Inc.	42,106
122	Texas Instruments, Inc.	11,869
764	Xilinx, Inc.	53,106

		506,038

	Software - 0.2%
316	Activision Blizzard, Inc.	19,718
86	Adobe Systems, Inc. **	15,606
1,872	Akamai Technologies, Inc. **	104,420
314	Autodesk, Inc. **	34,446
1,853	CA, Inc.	61,279
295	Cerner Corp. **	20,854
808	Citrix Systems, Inc. **	70,805
213	Electronic Arts, Inc. **	22,653
331	Fidelity National Information Services, Inc.	31,223
244	Fiserv, Inc. **	32,074
157	Intuit, Inc.	24,684

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares			Value
234	Micro Focus International PLC - ADR **		$7,839
614	Paychex, Inc.		41,328
563	Red Hat, Inc. **		71,366
148	salesforce.com, Inc. **		15,439
956	Synopsys, Inc. **		86,403

			660,137

	Telecommunications - 0.1%
1,425	CenturyLink, Inc.		20,797
2,493	Juniper Networks, Inc.		69,206
661	Motorola Solutions, Inc.		62,207

			152,210

	Textiles - 0.0% ^
81	Mohawk Industries, Inc. **		22,891

	Toys/Games/Hobbies - 0.0% ^
238	Hasbro, Inc.		22,139
2,088	Mattel, Inc.		38,106

			60,245

	Transportation - 0.1%
643	CH Robinson Worldwide, Inc.		55,716
161	CSX Corp.		8,976
747	Expeditors International of Washington, Inc.		48,391
477	JB Hunt Transport Services, Inc.		53,014
395	Kansas City Southern		44,295
103	Norfolk Southern Corp.		14,279
1,755	Ryder System, Inc.		144,752

			369,423

	Water - 0.0% ^
371	American Water Works Co., Inc.		33,969

	TOTAL COMMON STOCKS (Cost - $13,495,141)		14,501,777

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.4% *
	PURCHASED CALL OPTIONS - 0.2% *
	CBOE S&P 500 Index
100	Expiration: December 2017, Exercise Price $2,700 **	26,475,800	22,250
150	Expiration: December 2018, Exercise Price $3,000 **	39,713,700	207,000

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Contracts		Notional Amount	Value
	iPATH S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: December 2017, Exercise Price $55 **	15,985,000	$30,000
5,000	Expiration: December 2017, Exercise Price $45 **	15,985,000	80,000
	iShares MSCI Japan ETF
1,500	Expiration: January 2018, Exercise Price $60 **	8,986,500	106,500
1,500	Expiration: January 2018, Exercise Price $61 **	8,986,500	50,250
	iShares Russell 2000 ETF
1,500	Expiration: December 2017, Exercise Price $157 **	23,047,500	129,000
	SPDR S&P 500 ETF
2,000	Expiration: December 2017, Exercise Price $267 **	53,002,000	246,000
	Technology Select Sector SPDR Fund
750	Expiration: December 2017, Exercise Price $64 **	4,788,000	57,000

	TOTAL PURCHASED CALL OPTIONS (Cost - $1,408,612)		928,000

	PURCHASED PUT OPTIONS - 0.2% *
	CBOE S&P 500 Index
75	Expiration: December 2017, Exercise Price $2,610 **	19,856,850	5,812
	iShares MSCI EAFE ETF
5,000	Expiration: December 2017, Exercise Price $69 **	35,055,000	267,500
	iShares MSCI Emerging Markets ETF
7,500	Expiration: December 2017, Exercise Price $45 **	34,575,000	206,250
	SPDR EURO STOXX 50 ETF
7,500	Expiration: December 2017, Exercise Price $40 **	31,042,500	67,500
	SPDR S&P 500 ETF
2,500	Expiration: December 2017, Exercise Price $257 **	66,252,500	266,250

	TOTAL PURCHASED PUT OPTIONS (Cost - $1,532,984)		813,312

	TOTAL PURCHASED OPTIONS (Cost - $2,941,596)		1,741,312

Shares
	SHORT-TERM INVESTMENTS - 2.2%
9,403,485	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.98% +		9,403,485

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,403,485)		9,403,485

	TOTAL INVESTMENTS - 99.6% (Cost - $396,616,015)		423,619,366
	Other Assets In Excess Of Liabilities - 0.4%		1,587,596

	NET ASSETS - 100.0%		$425,206,962

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% * ^
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.0)% * ^
	iPATH S&P 500 VIX Short-Term Futures ETN
5,000	Expiration: December 2017, Exercise Price $60 **	15,985,000	$20,000
5,000	Expiration: December 2017, Exercise Price $70 **	15,985,000	12,500
	SPDR S&P 500 ETF
2,000	Expiration: December 2017, Exercise Price $269 **	53,002,000	114,000

	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $186,552)		146,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% * ^
	iShares MSCI EAFE ETF
5,000	Expiration: December 2017, Exercise Price $65 **	35,055,000	22,500
	iShares MSCI Emerging Markets ETF
7,500	Expiration: December 2017, Exercise Price $40 **	34,575,000	15,000
	SPDR EURO STOXX 50 ETF
7,500	Expiration: December 2017, Exercise Price $37 **	31,042,500	22,500
	SPDR S&P 500 ETF
2,500	Expiration: December 2017, Exercise Price $230 **	66,252,500	30,000

	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $817,287)		90,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,003,839)		$236,500

ADR	- American Depositary Receipt
*	Each Option is exercisable into 100 shares of the underlying security
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2017.
^	Less than 0.1%.
(a)	All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregated as collateral for options written is $8,102,710.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

PORTFOLIO OF INVESTMENTS

November 30, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 97.7%
	Bond Funds - 89.8%
115,915	iShares 3-7 Year Treasury Bond ETF		$14,199,588
288,290	iShares 7-10 Year Treasury Bond ETF		30,472,253
288,412	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)		34,802,676
284,349	iShares JP Morgan USD Emerging Markets Bond ETF		32,839,466
541,506	SPDR Doubleline Total Return Tactical ETF		26,425,493
233,456	Vanguard Intermediate-Term Corporate Bond ETF		20,425,065
564,995	Xtrackers USD High Yield Corporate Bond ETF (b)		28,679,146

			187,843,687

	Equity Funds - 7.9%
868,901	PowerShares Financial Preferred Portfolio		16,491,741

	TOTAL EXCHANGE TRADED FUNDS (Cost - $204,950,985)		204,335,428

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.0% * ^
	PURCHASED CALL OPTIONS - 0.0% * ^
	iShares 20+ Year Treasury Bond ETF
1,000	Expiration: December 2017, Exercise Price $128 **	12,512,000	17,500
1,000	Expiration: December 2017, Exercise Price $130 **	12,512,000	7,000
	iShares MSCI Japan ETF
500	Expiration: January 2018, Exercise Price $60 **	2,995,500	35,500
500	Expiration: January 2018, Exercise Price $61 **	2,995,500	16,750

	TOTAL PURCHASED CALL OPTIONS (Cost - $372,681)		76,750

	PURCHASED PUT OPTIONS - 0.0% * ^
	iShares iBoxx $ High Yield Corporate Bond ETF
3,000	Expiration: December 2017, Exercise Price $86 **	26,334,000	25,500

	TOTAL PURCHASED PUT OPTIONS (Cost - $250,640)		25,500

	TOTAL PURCHASED OPTIONS (Cost - $623,321)		102,250

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares			Value
	SHORT-TERM INVESTMENTS - 2.2%
4,606,378	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.98% +		$4,606,378

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,606,378)		4,606,378

	TOTAL INVESTMENTS - 99.9% (Cost - $210,180,684)		209,044,056
	Other Assets In Excess Of Liabilities - 0.1%		221,465

	NET ASSETS - 100.0%		$209,265,521

Contracts		Notional Amount
	SCHEDULE OF WRITTEN OPTIONS - (0.0)% * ^
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.0)% * ^
	iShares 20+ Year Treasury Bond ETF
2,000	Expiration: December 2017, Exercise Price $135 **	25,024,000	$4,000

	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $72,900)		4,000

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% * ^
	iShares iBoxx $ High Yield Corporate Bond ETF
3,000	Expiration: December 2017, Exercise Price $83 **	26,334,000	10,500

	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $64,359)		10,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $137,259)		$14,500

*	Each Option is exercisable into 100 shares of the underlying security.
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2017.
^	Less than 0.1%.
(a)	All or a portion of the security is segregated as collateral for options written. The Fair Value of the security segregated as collateral for options written is $8,688,240.
(b)	Affiliated Security. Please refer to Note 7 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

PORTFOLIO OF INVESTMENTS

November 30, 2017

Shares		Value
	COMMON STOCKS - 86.1%
	Airlines - 2.1%
10,881	Delta Air Lines, Inc.	$575,822

	Banks - 15.6%
8,946	Bank of Nova Scotia	565,835
6,220	Canadian Imperial Bank of Commerce	570,747
50,764	Credit Suisse Group AG - ADR	857,912
11,213	HSBC Holdings PLC - ADR	556,725
38,266	Mitsubishi UFJ Financial Group, Inc. - ADR **	272,837
68,245	Societe Generale SA - ADR	685,862
32,592	Sumitomo Mitsui Financial Group, Inc. - ADR	267,254
9,876	Wells Fargo & Co.	557,698

		4,334,870

	Beverages - 2.4%
14,549	The Coca-Cola Co.	665,908

	Chemicals - 3.0%
43,229	Potash Corporation of Saskatchewan, Inc.	849,450

	Commercial Services - 2.9%
40,927	Western Union Co.	805,853

	Computers - 1.9%
3,449	International Business Machines Corp.	531,043

	Electronics - 2.1%
3,745	Honeywell International, Inc.	584,070

	Food - 8.5%
17,404	Campbell Soup Co.	858,017
7,941	J.M. Smucker Co.	926,477
8,764	Kellogg Co.	579,826

		2,364,320

	Household Products/Wares - 2.5%
5,928	Kimberly-Clark Corp.	709,937

	Iron/Steel - 2.0%
9,501	Nucor Corp.	546,307

	Media - 2.1%
20,562	Viacom, Inc., Class B	582,316

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
	Mining - 4.7%
19,118	BHP Billiton Ltd. - ADR	$794,353
10,894	Rio Tinto PLC - ADR	521,822

		1,316,175

	Miscellaneous Manufacturing - 1.6%
6,717	Siemens AG - ADR	456,890

	Office/Business Equipment - 1.0%
7,107	Canon, Inc. - ADR	272,696

	Oil & Gas - 7.2%
10,955	ConocoPhillips	557,390
13,939	Royal Dutch Shell PLC - ADR	893,769
9,694	Total SA - ADR	548,196

		1,999,355

	Oil & Gas Services - 2.9%
12,833	Schlumberger Ltd.	806,554

	Pharmaceuticals - 3.8%
5,982	Novartis AG - ADR	513,255
15,426	Pfizer, Inc.	559,347

		1,072,602

	Retail - 11.3%
24,620	Kohl’s Corp.	1,181,021
10,367	Lowe’s Cos., Inc.	864,297
11,213	Wal-Mart Stores, Inc.	1,090,240

		3,135,558

	Real Estate Investment Trusts - 5.0%
73,906	DDR Corp.	563,903
28,584	Park Hotels & Resorts, Inc.	834,653

		1,398,556

	Telecommunications - 3.5%
25,762	Cisco Systems, Inc.	960,923

	TOTAL COMMON STOCKS (Cost - $23,123,955)	23,969,205

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

PORTFOLIO OF INVESTMENTS (Continued)

November 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 13.8%
3,851,884	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio - Institutional Class, 0.98% +	$3,851,884

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,851,884)	3,851,884

	TOTAL INVESTMENTS - 99.9% (Cost - $26,975,839)	27,821,089
	Other Assets In Excess Of Liabilities - 0.1%	41,131

	NET ASSETS - 100.0%	$27,862,220

ADR	- American Depositary Receipt
**	Non-income producing security.
+	Money Market Fund; interest rate reflects seven-day yield on November 30, 2017.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2017

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend Fund

Assets:
Investments in unaffiliated Securities, at Cost	$397,476,606	$396,616,015	$181,305,271	$26,975,839
Investments in affiliated Securities, at Cost	-	-	28,875,413	-

Investments in unaffiliated Securities, at Value	$428,316,969	$423,619,366	$180,364,910	$27,821,089
Investments in affiliated Securities, at Value	-	-	28,679,146	-
Receivable for Investment Securities Sold	2,700,667	1,849,729	-	-
Cash Held at Broker	-	-	2	-
Receivable for Fund Shares Sold	805,995	1,211,712	629,491	40,042
Receivable from Adviser	-	-	-	307
Dividends and Interest Receivable	3,403	30,641	3,351	64,117
Prepaid Expenses and Other Assets	15,009	18,606	14,906	1,127

Total Assets	431,842,043	426,730,054	209,691,806	27,926,682

Liabilities:
Options written, at value (Premiums received $1,495,153, $1,003,839, $137,259 and $0)	1,327,500	236,500	14,500	-
Payable for Investment Securities Purchased	1,676,174	564,605	-	-
Payable for Fund Shares Redeemed	403,934	229,428	180,959	24,649
Due to Broker	-	4	-	-
Accrued Advisory Fees	313,736	302,464	110,509	-
Accrued Distribution Fees (12b-1) - Investor Class	-	-	-	3,960
Accrued Distribution Fees (12b-1) - Advisor Class	1,853	143	176	1,299
Accrued Shareholder Servicing Fees - Investor Class	83,413	83,805	41,662	-
Accrued Expenses and Other Liabilities	108,369	106,143	78,479	34,554

Total Liabilities	3,914,979	1,523,092	426,285	64,462

Net Assets	$427,927,064	$425,206,962	$209,265,521	$27,862,220

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$352,881,888	$380,704,015	$215,308,728	$26,585,187
Undistributed Net Investment Income (Loss)	-	143,457	1,140,355	63,837
Accumulated Net Realized Gain (Loss) on Investments, Purchased Options and Options Written	44,037,160	16,588,800	(6,169,693)	367,946
Net Unrealized Appreciation (Depreciation) on unaffiliated Investments, Purchased Options and Options Written	31,008,016	27,770,690	(817,602)	845,250
Net Unrealized Depreciation on affiliated Investments	-	-	(196,267)	-

Net Assets	$427,927,064	$425,206,962	$209,265,521	$27,862,220

Investor Class Shares:
Net Assets	$393,832,594	$418,226,667	$200,520,692	$24,509,533
Shares of Beneficial Interest Outstanding	27,738,253	18,341,706	20,617,151	414,364

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.20	$22.80	$9.73	$59.15

Advisor Class Shares:
Net Asset Value Per Share:
Net Assets	$5,084,154	$347,538	$660,449	$3,352,687
Shares of Beneficial Interest Outstanding	359,153	15,258	67,693	56,701

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.16	$22.78	$9.76	$59.13

Institutional Class Shares:
Net Assets	$29,010,316	$6,632,757	$8,084,380	$-
Shares of Beneficial Interest Outstanding	2,040,391	290,387	831,509	-

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$14.22	$22.84	$9.72	$-

The accompanying notes are an integral part of these financial statements.

Horizon Funds

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2017

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend Fund(1)

Investment Income:
Dividend Income from unaffiliated securities (net of foreign withholdings tax of $0, $0, $0, $5,466)	$7,466,163	$6,707,414	$6,685,816	$116,238
Dividend Income from affiliated securities	-	-	550,720	-
Interest Income	69,701	49,935	22,821	8,263

Total Investment Income	7,535,864	6,757,349	7,259,357	124,501

Expenses:
Investment Advisory Fees	4,261,393	3,862,348	1,507,365	40,246
Shareholder Servicing Fees - Investor Class	677,672	636,423	352,831	-
Distribution Fees (12b-1) - Investor Class	-	-	-	4,692
Distribution Fees (12b-1) - Advisor Class	8,565	847	247	1,814
Administrative & Accounting Service Fees	250,563	251,943	129,594	6,814
Transfer Agent Fees	130,502	120,057	121,579	25,432
Registration Fees	74,504	70,382	56,775	-
Custodian Fees	26,972	23,973	9,615	9,072
Printing and Postage Expenses	35,738	32,509	28,466	939
Chief Compliance Officer & Compliance Fees	60,763	55,838	31,252	2,860
Trustees’ Fees and Expenses	34,023	34,427	20,068	3,594
Insurance Fees	14,840	12,636	6,335	2
Audit Fees	16,991	16,991	16,991	17,000
Legal Fees	53,239	46,174	27,499	704
Offering Costs	6,419	4,290	4,485	-
Miscellaneous Expenses	59,819	58,361	43,824	10,430

Total Expenses	5,712,003	5,227,199	2,356,926	123,599
Less: Fees Waived by the Adviser	(493,194)	(481,693)	(65,794)	(63,967)

Net Expenses	5,218,809	4,745,506	2,291,132	59,632

Net Investment Income	2,317,055	2,011,843	4,968,225	64,869

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Unaffiliated Investments	54,258,954	46,275,182	(5,226,114)	367,629
Purchased Options	2,795,717	(12,008,460)	311,218	-
Written Options	1,737,639	4,185,960	251,626	-
Distributions of Long-Term Capital Gains by Underlying Investment Companies	-	-	15,836	-
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments	21,511,678	21,192,945	8,207,503	845,250
Affiliated Investments	-	-	(196,267)	-
Purchased Options	612,855	(877,007)	(521,071)	-
Written Options	(173,438)	581,931	122,759	-

Net Realized and Unrealized Gain on Investments	80,743,405	59,350,551	2,965,490	1,212,879

Net Increase in Net Assets Resulting From Operations	$83,060,460	$61,362,394	$7,933,715	$1,277,748

(1)	The Horizon Active Dividend Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016

Operations:
Net Investment Income	$2,317,055	$3,944,221
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	58,792,310	(12,103,131)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	-	1,887,142
Net Change in Unrealized Appreciation on Investments, Purchased Options and Written Options	21,951,095	4,736,359

Net Increase (Decrease) in Net Assets Resulting From Operations	83,060,460	(1,535,409)

Distributions to Shareholders From:
From net investment income
Investor Class	(3,160,658)	(6,245,756)
Advisor Class	(24,872)	(491)
Institutional Class	(103,172)	-
From net realized gains
Investor Class	-	(4,774,700)
Advisor Class	-	(375)
Institutional Class	-	-

Total Distributions to Shareholders	(3,288,702)	(11,021,322)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	88,577,101	131,399,465
Advisor Class	2,839,959	2,332,928
Institutional Class	26,064,072	9,047,406
Distributions Reinvested
Investor Class	3,134,834	10,592,482
Advisor Class	18,935	866
Institutional Class	103,172	-
Cost of Shares Redeemed
Investor Class	(127,596,252)	(141,520,139)
Advisor Class	(728,867)	(100,915)
Institutional Class	(9,594,320)	(255,960)

Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(17,181,366)	11,496,133

Increase (Decrease) in Net Assets	62,590,392	(1,060,598)

Net Assets:
Beginning of Year	365,336,672	366,397,270

End of Year*	$427,927,064	365,336,672

* Includes Undistributed Net Investment Income (Loss) of:	-	80,107

Share Activity:
Investor Class:
Shares Issued	6,952,864	11,674,072
Shares Reinvested	267,934	930,798
Shares Redeemed	(10,116,721)	(12,519,818)

Net Increase (Decrease)	(2,895,923)	85,052

Advisor Class:
Shares Issued	219,598	200,877
Shares Reinvested	1,621	76
Shares Redeemed	(56,633)	(8,837)

Net Increase (Decrease)	164,586	192,116

Institutional Class:
Shares Issued	1,982,738	782,370
Shares Reinvested	8,818	-
Shares Redeemed	(711,353)	(22,182)

Net Increase (Decrease)	1,280,203	760,188

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016

Operations:
Net Investment Income	$2,011,843	$2,278,015
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	38,452,682	(11,278,700)
Distributions of Long-Term Capital Gains by Underlying Investment Companies	-	944,697
Net Change in Unrealized Appreciation on Investments, Purchased Options and Written Options	20,897,869	6,054,651

Net Increase (Decrease) in Net Assets Resulting From Operations	61,362,394	(2,001,337)

Distributions to Shareholders From:
From net investment income
Investor Class	(2,743,024)	(2,312,701)
Advisor Class	(2,886)	-
Institutional Class	(70)	-

Total Distributions to Shareholders	(2,745,980)	(2,312,701)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	131,188,889	251,445,897
Advisor Class	32,071	345,159
Institutional Class	6,522,281	6,519
Distributions Reinvested
Investor Class	2,685,810	2,163,075
Advisor Class	2,886	-
Institutional Class	70	-
Cost of Shares Redeemed
Investor Class	(93,387,324)	(152,313,227)
Advisor Class	(56,176)	(50,686)
Institutional Class	(102,168)	-

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	46,886,339	101,596,737

Increase in Net Assets	105,502,753	97,282,699

Net Assets:
Beginning of Year	319,704,209	222,421,510

End of Year*	$425,206,962	$319,704,209

* Includes Undistributed Net Investment Income of:	$143,457	$877,594

Share Activity:
Investor Class:
Shares Issued	6,179,225	13,357,582
Shares Reinvested	138,230	113,073
Shares Redeemed	(4,519,518)	(8,262,233)

Net Increase (Decrease)	1,797,937	5,208,422

Advisor Class:
Shares Issued	1,551	18,827
Shares Reinvested	149	-
Shares Redeemed	(2,639)	(2,631)

Net Increase (Decrease)	(939)	16,196

Institutional Class:
Shares Issued	294,586	341
Shares Reinvested	4	-
Shares Redeemed	(4,544)	-

Net Increase (Decrease)	290,046	341

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016

Operations:
Net Investment Income	$4,968,225	$2,929,083
Net Realized Gain (Loss) on Investments, Purchased Options and Written Options	(4,663,270)	1,097,254
Distributions of Long-Term Capital Gains by Underlying Investment Companies	15,836	100,576
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options and Written Options	7,612,924	(8,332,485)

Net Increase (Decrease) in Net Assets Resulting From Operations	7,933,715	(4,205,572)

Distributions to Shareholders From:
From net investment income
Investor Class	(4,741,698)	(1,904,275)
Advisor Class	(694)	-
Institutional Class	(134,221)	-

Total Distributions to Shareholders	(4,876,613)	(1,904,275)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	61,379,496	133,141,592
Advisor Class	673,867	6,510
Institutional Class	9,603,596	2,832,604
Distributions Reinvested
Investor Class	4,665,766	1,850,120
Advisor Class	694	-
Institutional Class	134,221	-
Cost of Shares Redeemed
Investor Class	(56,294,921)	(111,019,291)
Advisor Class	(19,975)	-
Institutional Class	(4,210,485)	(150,752)

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	15,932,259	26,660,783

Increase in Net Assets	18,989,361	20,550,936

Net Assets:
Beginning of Year	190,276,160	169,725,224

End of Year*	$209,265,521	$190,276,160

* Includes Undistributed Net Investment Income of:	$1,140,355	$1,048,743

Share Activity:
Investor Class:
Shares Issued	6,325,698	13,436,874
Shares Reinvested	483,230	186,431
Shares Redeemed	(5,817,951)	(11,217,899)

Net Increase (Decrease)	990,977	2,405,406

Advisor Class:
Shares Issued	68,987	675
Shares Reinvested	71	-
Shares Redeemed	(2,040)	-

Net Increase (Decrease)	67,018	675

Institutional Class:
Shares Issued	981,019	283,991
Shares Reinvested	13,833	-
Shares Redeemed	(432,184)	(15,150)

Net Increase (Decrease)	562,668	268,841

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the Period Ended November 30, 2017(1)

Operations:
Net Investment Income	$64,869
Net Realized Gain on Investments	367,629
Net Change in Unrealized Appreciation on Investments	845,250

Net Increase in Net Assets Resulting From Operations	1,277,748

Distributions to Shareholders From:
From net investment income
Investor Class	(713)
Advisor Class	-

Total Distributions to Shareholders	(713)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	24,122,285
Advisor Class	3,207,652
Distributions Reinvested
Investor Class	617
Advisor Class	-
Cost of Shares Redeemed
Investor Class	(684,733)
Advisor Class	(60,636)

Net Increase in Net Assets Resulting From Beneficial Interest Transactions	26,585,185

Increase in Net Assets	27,862,220

Net Assets:
Beginning of Period	-

End of Period*	$27,862,220

* Includes Undistributed Net Investment Income of:	$63,837

Share Activity:
Investor Class:
Shares Issued	426,287
Shares Reinvested	12
Shares Redeemed	(11,935)

Net Increase	414,364

Advisor Class:
Shares Issued	57,756
Shares Reinvested	-
Shares Redeemed	(1,055)

Net Increase	56,701

(1)	The Horizon Active Dividend Fund commenced operations on December 28, 2016.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year.

	Investor Class
	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013

Net Asset Value, Beginning of Year	$11.56	$11.99	$12.67	$12.76	$10.31

Increase From Operations:
Net investment income (a,e)	0.08	0.12	0.13	0.04	0.03
Net gain (loss) from investments (both realized and unrealized)	2.66	(0.20)	(0.37)	0.95	2.74

Total from operations	2.74	(0.08)	(0.24)	0.99	2.77

Less Distributions:
From net investment income	(0.10)	(0.20)	(0.02)	(0.03)	(0.09)
From net realized gains	-	(0.15)	(0.42)	(1.05)	(0.23)

Total Distributions	(0.10)	(0.35)	(0.44)	(1.08)	(0.32)

Net Asset Value, End of Year	$14.20	$11.56	$11.99	$12.67	$12.76

Total Return (b)	23.76%	(0.59)%	(2.01)%	8.33%	27.63%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$393,833	$354,279	$366,368	$418,274	$238,963
Ratio to average net assets:
Gross expenses (c,d)	1.48%	1.54%	1.54%	1.54%	1.63%
Net expenses (c) ^	1.36% +	1.43%	1.42%	1.42%	1.42%
Net investment income net of reimbursement (c,e)	0.61%	1.09%	1.06%	0.35%	0.25%
Portfolio turnover rate	168%	406%	472%	591%	975%

^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 **

Net Asset Value, Beginning of Period	$11.56	$11.99	$11.21

Increase From Operations:
Net investment income (loss) (a,h)	0.05	0.12	(0.03)	(g)
Net gain (loss) from investments (both realized and unrealized)	2.68	(0.20)	0.81	(g)

Total from operations	2.73	(0.08)	0.78

Less Distributions:
From net investment income	(0.13)	(0.20)	-
From net realized gains	-	(0.15)	-

Total Distributions	(0.13)	(0.35)	-

Net Asset Value, End of Period	$14.16	$11.56	$11.99

Total Return (b)	23.64%	(0.59)%	6.96%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,084	$2,249	$29
Ratio to average net assets:
Gross expenses (d,e)	1.55%	1.55%	1.54%	(c)
Net expenses (d) ^	1.42%	1.44%	1.42%	(c)
Net investment income (loss) net of reimbursement (d,h)	0.35%	1.06%	(0.88)%	(c) (g)
Portfolio turnover rate	168%	406%	472%	(f)

**	Since September 4, 2015 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.02% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Asset Allocation Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Institutional Class
	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period	$11.59	$11.54

Increase From Operations:
Net investment income (a,h)	0.05	0.03
Net gain from investments (both realized and unrealized)	2.71	0.02	(g)

Total from operations	2.76	0.05

Less Distributions:
From net investment income	(0.13)	-
From net realized gains	-	-

Total Distributions	(0.13)	-

Net Asset Value, End of Period	$14.22	$11.59

Total Return (b)	23.92%	0.43%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$29,010	$8,809
Ratio to average net assets:
Gross expenses (d,e)	1.30%	1.30%	(c)
Net expenses (d) ^	1.17%	1.19%	(c)
Net investment income net of reimbursement (d,h)	0.38%	1.28%	(c)
Portfolio turnover rate	168%	406%	(f)

*	Since September 9, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.02%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Year Ended November 30, 2017		For the Year Ended November 30, 2016 *	For the Year Ended November 30, 2015		For the Period Ended November 30, 2014 **

Net Asset Value, Beginning of Period	$19.31		$19.62	$20.50		$20.00

Increase From Operations:
Net investment income (loss) (a,h)	0.12		0.18	0.12		(0.05)
Net gain (loss) from investments (both realized and unrealized)	3.54		(0.29)	(1.00)		0.55

Total from operations	3.66		(0.11)	(0.88)		0.50

Less Distributions:
From net investment income	(0.17)		(0.20)	-		-
From net realized gains	-		-	(0.00)	(g)	-

Total Distributions	(0.17)		(0.20)	-		-

Net Asset Value, End of Period	$22.80		$19.31	$19.62		$20.50

Total Return (b)	19.05%		(0.54)%	(4.29)%		2.50%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$418,227		$319,385	$222,421		$300
Ratio to average net assets:
Gross expenses (d,e)	1.49%		1.55%	1.54%		50.52%	(c)
Net expenses (d) ^	1.35%	+	1.42%	1.42%		1.42%	(c)
Net investment income (loss) net of reimbursement (d,h)	0.58%		0.92%	0.57%		(1.06)%	(c)
Portfolio turnover rate	143%		563%	541%		55%	(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.56%).
**	Since August 28, 2014 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01%, 0.00% and 0.00%, respectively.
+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)	Per share amount is less than $0.01.
(h)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016 *	For the Period Ended November 30, 2015 **

Net Asset Value, Beginning of Period	$19.30	$19.62	$18.97

Increase From Operations:
Net investment income (a,h)	0.11	0.17	0.07
Net gain (loss) from investments (both realized and unrealized)	3.54	(0.29)	0.58	(g)

Total from operations	3.65	(0.12)	0.65

Less Distributions:
From net investment income	(0.17)	(0.20)	-

Total Distributions	(0.17)	(0.20)	-

Net Asset Value, End of Period	$22.78	$19.30	$19.62

Total Return (b)	19.03%	(0.59)%	3.43%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$347	$313	$19
Ratio to average net assets:
Gross expenses (d,e)	1.56%	1.51%	1.54%	(c)
Net expenses (d) ^	1.42%	1.42%	1.42%	(c)
Net investment income net of reimbursement (d,h)	0.53%	0.92%	1.52%	(c)
Portfolio turnover rate	143%	563%	541%	(f)

*	In 2016, 0.02% of the Fund’s total return consists of a voluntary reimbursement by the adviser for losses on investment transactions. Excluding this item, the total return would have been (0.61%).
**	Since September 4, 2015 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.01% and 0.00%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Risk Assist Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Institutional Class
	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period	$19.33	$19.21

Increase From Operations:
Net investment income (loss) (a,h)	(0.14)	0.05
Net gain from investments (both realized and unrealized)	3.86	0.07	(g)

Total from operations	3.72	0.12

Less Distributions:
From net investment income	(0.21)	-
From net realized gains	-	-

Total Distributions	(0.21)	-

Net Asset Value, End of Period	$22.84	$19.33

Total Return (b)	19.31%	0.62%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,633	$7
Ratio to average net assets:
Gross expenses (d,e)	1.35%	1.31%	(c)
Net expenses (d) ^	1.17%	1.17%	(c)
Net investment income (loss) net of reimbursement (d,h)	(0.62)%	1.09%	(c)
Portfolio turnover rate	143%	563%	(f)

*	Since September 9, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense, which was 0.00% and 0.00% respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(h)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	For the Year Ended November 30, 2014	For the Period Ended November 30, 2013 **

Net Asset Value, Beginning of Period	$9.56	$9.86	$10.11	$10.01	$10.00

Increase From Operations:
Net investment income (a,g)	0.25	0.16	0.13	0.15	0.02
Net gain (loss) from investments (both realized and unrealized)	0.17	(0.36)	(0.25)	0.10	(0.01)

Total from operations	0.42	(0.20)	(0.12)	0.25	0.01

Less Distributions:
From net investment income	(0.25)	(0.10)	(0.13)	(0.13)	-
Return of capital	-	-	-	(0.02)	-

Total Distributions	(0.25)	(0.10)	(0.13)	(0.15)	-

Net Asset Value, End of Period	$9.73	$9.56	$9.86	$10.11	$10.01

Total Return (b)	4.39%	(2.03)%	(1.18)%	2.50%	0.10%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$200,521	$187,698	$169,725	$129,340	$70,951
Ratio to average net assets:
Gross expenses (d,e)	1.21%	1.28%	1.28%	1.30%	1.72%	(c)
Net expenses (d) ^	1.18% +	1.24%	1.24%	1.24%	1.24%	(c)
Net investment income net of reimbursement (d,g)	2.54%	1.58%	1.25%	1.47%	1.00%	(c)
Portfolio turnover rate	175%	205%	324%	280%	71%	(f)

**	Since September 30, 2013 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense, which was 0.00%, 0.00%, 0.00%, 0.00% and 0.00% respectively.
+	Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period	$9.60	$9.84

Increase From Operations:
Net investment income (a,g)	0.13	0.13
Net gain (loss) from investments (both realized and unrealized)	0.28	(0.30)

Total from operations	0.41	(0.17)

Less Distributions:
From net investment income	(0.25)	(0.07)

Total Distributions	(0.25)	(0.07)

Net Asset Value, End of Period	$9.76	$9.60

Total Return (b)	4.31%	(1.74)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$661	$6
Ratio to average net assets:
Gross expenses (d,e)	1.32%	1.35%	(c)
Net expenses (d) ^	1.24%	1.25%	(c)
Net investment income (loss) net of reimbursement (d,g)	1.37%	1.70%	(c)
Portfolio turnover rate	175%	205%	(f)

*	Since February 8, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.01%, respectively.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Institutional Class
	For the Year Ended November 30, 2017	For the Period Ended November 30, 2016 *

Net Asset Value, Beginning of Period	$9.57	$10.00

Increase From Operations:
Net investment income (a,g)	0.25	0.04
Net gain (loss) from investments (both realized and unrealized)	0.17	(0.47)

Total from operations	0.42	(0.43)

Less Distributions:
From net investment income	(0.27)	-
From net realized gains	-	-

Total Distributions	(0.27)	-

Net Asset Value, End of Period	$9.72	$9.57

Total return (b)	4.41%	(4.30)%	(f)

Ratios/supplemental data
Net assets, end of period (in 000’s)	$8,084	$2,572
Ratio to average net assets:
Gross expenses (d,e)	1.03%	1.09%	(c)
Net expenses (d) ^	0.99%	0.99%	(c)
Net investment income net of reimbursement (d,g)	2.53%	1.84%	(c)
Portfolio turnover rate	175%	205%	(f)

*	Since September 9, 2016 (Commencement of Operations).
^	The ratio of expenses to average net assets includes interest expense which was 0.00% and 0.00% respectively.
(a)	Per share amount are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(f)	Not annualized.
(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	For the Period Ended November 30, 2017 *

Net Asset Value, Beginning of Period	$50.00

Increase From Operations:
Net investment income (a)	0.66
Net gain from investments (both realized and unrealized)	9.01

Total from operations	9.67

Less Distributions:
From net investment income	(0.52)

Total Distributions	(0.52)

Net Asset Value, End of Period	$59.15

Total Return (b)	19.45%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,509
Ratio to average net assets:
Gross expenses (d)	2.33%	(c)
Net expenses	1.09%	(c)+
Net investment income net of reimbursement	1.24%	(c)
Portfolio turnover rate	184%	(e)

*	Since December 28, 2016 (Commencement of Operations).
+	Effective July 1, 2017, Distribution Fees (12b-1) for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Active Dividend Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	For the Period Ended November 30, 2017 *

Net Asset Value, Beginning of Period	$54.31

Increase From Operations:
Net investment income (a)	0.25
Net gain from investments (both realized and unrealized)	4.78

Total from operations	5.03

Less Distributions:
From net investment income	(0.21)

Total Distributions	(0.21)

Net Asset Value, End of Period	$59.13

Total Return (b)	9.28%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,353
Ratio to average net assets:
Gross expenses (d)	2.12%	(c)
Net expenses	1.24%	(c)
Net investment income net of reimbursement	1.01%	(c)
Portfolio turnover rate	184%	(e)

*	Since June 20, 2017 (Commencement of Operations).
(a)	Per share amounts are calculated using the average shares method.
(b)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(c)	Annualized.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and Horizon Active Dividend Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively.

Prior to March 31, 2017, for all Funds, Investor Class shares were known as Class N shares, Advisor Class shares were known as Class A shares and Institutional Class shares were known as Class I shares.

Organizational costs were incurred to establish the Horizon Active Dividend Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds,

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are primarily valued at the mean of the bid and the ask. However, purchased and written options are valued at the closing price for financial statement purposes if they are purchased or written on the final day of the period.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$419,908,675	$-	$-	$419,908,675
Purchased Call Options	961,000	2,686,550	-	3,647,550
Purchased Put Options	312,500	13,562	-	326,062
Short-Term Investments	4,434,682	-	-	4,434,682
Total	$425,616,857	$2,700,112	$-	$428,316,969

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$520,500	$171,000	$-	$691,500
Written Put Options	318,000	318,000	-	636,000
Total	$838,500	$489,000	$-	$1,327,500

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$397,952,124	$-	$-	$397,952,124
Closed-End Fund	20,668	-	-	20,668
Common Stocks	14,501,777	-	-	14,501,777
Purchased Call Options	375,000	553,000	-	928,000
Purchased Put Options	-	813,312	-	813,312
Short-Term Investments	9,403,485	-	-	9,403,485
Total	$422,253,054	$1,366,312	$-	$423,619,366

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$146,500	$-	$146,500
Written Put Options	-	90,000	-	90,000
Total	$-	$236,500	$-	$236,500

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$204,335,428	$-	$-	$204,335,428
Purchased Call Options	-	76,750	-	76,750
Purchased Put Options	-	25,500	-	25,500
Short-Term Investments	4,606,378	-	-	4,606,378
Total	$208,941,806	$102,250	$-	$209,044,056

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$4,000	$-	$4,000
Written Put Options	-	10,500	-	10,500
Total	$-	$14,500	$-	$14,500

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

Horizon Active Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$23,969,205	$-	$-	$23,969,205
Short-Term Investments	3,851,884	-	-	3,851,884
Total	$27,821,089	$-	$-	$27,821,089

*	Refer to the Portfolios of Investments for security classifications.

Transfers between levels are determined as of the end of the reporting period. There were no transfers between Levels 1 and 2 for the Horizon Active Asset Allocation Fund, the Horizon Active Risk Assist Fund, Horizon Active Income Fund and the Horizon Active Dividend Fund. There were no Level 3 securities held by the Funds during the year ended November 30, 2017.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the year ended November 30, 2017, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund
Purchased Options	$2,290,109	$2,106,156	$103,525
Written Options	$767,106	$527,363	$24,750

The Horizon Active Dividend Fund did not invest in purchased or written options during the period ended November 30, 2017.

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund’s Statements of Assets and Liabilities as of November 30, 2017 respectively:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Active Asset Allocation Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Risk Assist Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Income Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value

Active Asset Allocation Fund

Derivatives Investment Value

Purchased Options	$3,973,612
Written Options	$1,327,500

Active Risk Assist Fund

Derivatives Investment Value

Purchased Options	$1,741,312
Written Options	$236,500

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

Active Income Fund

Derivatives Investment Value

Purchased Options	$102,250
Written Options	$14,500

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund’s Statements of Operations for the year ended November 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased options
Net realized gain (loss) from written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Active Asset Allocation Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type

Purchased Options	$2,795,717
Written Options	1,737,639
$4,533,356

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$612,855
Written Options	(173,438)
$439,417

Active Risk Assist Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations

Derivative Investment Type
Purchased Options	$(12,008,460)
Written Options	4,185,960
$(7,822,500)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(877,007)
Written Options	581,931
$(295,076)

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

Active Income Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type

Purchased Options	$311,218
Written Options	251,626
$562,844

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(521,071)
Written Options	122,759
$(398,312)

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund respectively, as of November 30, 2017.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount

Written Options	$1,327,500	(1)	$-	$1,327,500	$-	$(1,327,500	) (2)	$-

Total	$1,327,500		$-	$1,327,500	$-	$(1,327,500)		$-

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount
Written Options	$236,500	(1)	$-	$236,500	$-	$(236,500	) (2)	$-

Total	$236,500		$-	$236,500	$-	$(236,500)		$-

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received		Net Amount

Written Options	$14,500	(1)	$-	$14,500	$-	$(14,500	) (2)	$-

Total	$14,500		$-	$14,500	$-	$(14,500)		$-

(1)	Written options at value as presented seperately within the Portfolios of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The Horizon Active Dividend Fund did not write nor purchase options during the year ended November 30, 2017.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense, net of foreign taxes withheld, is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies are recorded separately from dividend income and are recorded as realized gains. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the constant yield method.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund and for the Horizon Active Risk Assist Fund and quarterly for the Horizon Active Income Fund and Horizon Active Dividend Fund and are recorded on the

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees has adopted a shareholder serving plan for Investor Class Shares (the “Plan”) of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. Effective July 1, 2017, the Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund decreased from 0.25% to 0.10% of average daily net assets. For these services, the Funds pay a fee up to 0.10% of average net assets attributable to Investor Class shares of the Funds on an annualized basis. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Active Dividend Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”) at an annualized rate of up to 0.25% of the average daily net assets attributable to the applicable classes. Effective July 1, 2017, the distribution fees for the Investor Class shares of the Horizon Active Dividend Fund decreased from 0.25% to 0.10% of average daily net assets. During the year ended November 30, 2017, the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and Horizon Active Dividend Fund Advisor Class shares incurred $8,565, $847, $247, and $1,814, respectively, pursuant to the plan. During the year ended November 30, 2017, the Horizon Active Dividend Fund Investor Class shares incurred $4,692 pursuant to the plan. Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund and Institutional Class shares of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and Horizon Active Income Fund do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 1.10% of the average

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

daily net assets of the Horizon Active Asset Allocation Fund, 1.10% of the average daily net assets of the Horizon Active Risk Assist Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, and 0.75% of the average daily net assets of the Horizon Active Dividend Fund. For the year ended November 30, 2017, the Adviser earned advisory fees of:

Fund	Advisory Fee

Horizon Active Asset Allocation Fund	$4,261,393
Horizon Active Risk Assist Fund	3,862,348
Horizon Active Income Fund	1,507,365
Horizon Active Dividend Fund	40,246

Prior to July 1, 2017, the Adviser had agreed to waive its advisory fee and/or reimburse expenses to 1.42%, 1.42%, and 1.24% of the average daily net assets of the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund, respectively. Effective July 1, 2017, the Adviser has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund so that direct expenses of the Investor Class shares of each Fund do not exceed 1.27%, 1.27%, and 1.09%, respectively.

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until December 31, 2018, for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed the values in the below table.

Fund	Investor	Advisor	Institutional

Horizon Active Asset Allocation Fund	1.27%	1.42%	1.17%
Horizon Active Risk Assist Fund	1.27%	1.42%	1.17%
Horizon Active Income Fund	1.09%	1.24%	0.99%

Pursuant to the Fee Waiver Agreement (the “Waiver Agreement”), the Adviser has agreed, at least until December 31, 2018, for the Horizon Active Dividend Fund, to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of front-end or contingent sales loads, dividends on short sales, interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable under the plan adopted in accordance with Rule 12b-1 under the 1940 Act) do not exceed 0.99% in either the Investor or Advisor Class.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses are subsequently less than its respective limit described in the Waiver Agreement, the Adviser shall be entitled to reimbursement by that Fund. If the Funds’ Operating Expenses subsequently exceed the figures in the above table, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

Agreement (or any similar agreement). No amounts will be paid to the Adviser in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders. For the year ended November 30, 2017, the Adviser waived fees and other expenses in excess of the Adviser’s fee in the amount of:

Fund	Waived Fee	Recaptured Fee	Net

Horizon Active Asset Allocation Fund	$(493,194)	$-	$(493,194)
Horizon Active Risk Assist Fund	(481,693)	-	(481,693)
Horizon Active Income Fund	(65,794)	-	(65,794)
Horizon Active Dividend Fund	(63,967)	-	(63,967)

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the year indicated. The fee waivers and expense reimbursements incurred by the Predecessor funds are subject to recapture.

Fund	2018	2019	2020	Total

Horizon Active Asset Allocation Fund	$392,881	$409,448	$493,194	$1,295,523
Horizon Active Risk Assist Fund	189,924	310,900	481,693	982,517
Horizon Active Income Fund	52,219	94,696	65,794	212,709
Horizon Active Dividend Fund	-	-	63,967	63,967

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $9,000 for each fiscal year plus $3,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. Effective December 1, 2017, the Trust will pay each Trustee of the Trust who is not an interested person an annual retainer of $26,000 for each fiscal year plus $6,000 for attendance at an in-person board meeting or $1,000 for attendance by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees adopted a new compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which, effective January 1, 2017, the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets. Prior to January 1, 2017, no fees related to the Chief Compliance Officer’s salary were charged to the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended November 30, 2017, were as follows:

Fund	Purchases	Sales

Horizon Active Asset Allocation Fund	$652,592,838	$643,984,507
Horizon Active Risk Assist Fund	527,493,245	494,443,850
Horizon Active Income Fund	352,953,228	337,611,778
Horizon Active Dividend Fund	34,081,564	11,318,377

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2017 and November 30, 2016 was as follows:

	For the year ended November 30, 2017
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Horizon Active Asset Allocation Fund	$3,288,702	$-	$-	$3,288,702
Horizon Active Risk Assist Fund	2,745,980	-	-	2,745,980
Horizon Active Income Fund	4,876,613	-	-	4,876,613
Horizon Active Dividend Fund	713	-	-	713

	For the year ended November 30, 2016
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

Horizon Active Asset Allocation Fund	$9,451,702	$1,569,620	$-	$11,021,322
Horizon Active Risk Assist Fund	2,312,701	-	-	2,312,701
Horizon Active Income Fund	1,904,275	-	-	1,904,275

On December 29, 2017, the Funds paid the following income distributions:

Fund	Investor Class	Advisor Class	Institutional Class

Horizon Active Asset Allocation Fund	$0.07221927	$0.07053846	$0.07343080
Horizon Active Risk Assist Fund	0.11648810	0.09281309	0.14871675
Horizon Active Income Fund	0.09393710	0.09529475	0.09902889
Horizon Active Dividend Fund	0.30827973	0.27969238	-

On December 29, 2017, the Funds paid the following capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$1.45202	$0.04653
Horizon Active Risk Assist Fund	0.91219	-
Horizon Active Dividend Fund	0.78071	-

* Short-Term Capital Gains distributions are considered income distributions for tax purposes.

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2017 were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$398,427,623	$32,106,128	$(2,049,129)	$30,056,999
Horizon Active Risk Assist Fund	396,691,050	29,858,150	(2,162,495)	27,695,655
Horizon Active Income Fund	210,292,662	1,251,107	(2,376,954)	(1,125,847)
Horizon Active Dividend Fund	26,975,839	1,190,831	(345,581)	845,250

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

As of November 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

Horizon Active Asset Allocation Fund	$43,591,298	$1,396,879	$-	$-	$-	$30,056,999	$75,045,176
Horizon Active Risk Assist Fund	17,511,756	-	-	(704,464)	-	27,695,655	44,502,947
Horizon Active Income Fund	1,140,355	-	(6,057,715)	-	-	(1,125,847)	(6,043,207)
Horizon Active Dividend Fund	431,783	-	-	-	-	845,250	1,277,033

The difference between book and tax basis, unrealized appreciation/depreciation, and accumulated net realized gain/(loss) from investments is attributable to mark to market and/or the tax deferral of losses on various investments.

At November 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total

Horizon Active Asset Allocation Fund	$-	$-	$-
Horizon Active Risk Assist Fund	-	-	-
Horizon Active Income Fund	6,057,715	-	6,057,715
Horizon Active Dividend Fund	-	-	-

The Horizon Active Asset Allocation Fund and Horizon Active Risk Assist Fund utilized Capital loss carry forwards of $9,984,318 and $20,648,802, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2017, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

Horizon Active Asset Allocation Fund	$891,540	$(4,285,148)	$3,393,608
Horizon Risk Assist Fund	-	(720,119)	720,119
Horizon Active Income Fund	-	-	-
Horizon Active Dividend Fund	(319)	317	2

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2017

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2017, the entities listed below held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

	Pershing LLC	National Financial Services	Nationwide Trust	Trust Company of America

Horizon Active Asset Allocation Fund
Investor Class	55.48%	26.25%	N/A	N/A
Advisor Class	26.03%	73.89%	N/A	N/A
Institutional Class	N/A	N/A	69.30%	30.57%
Horizon Active Risk Assist Fund
Investor Class	43.67%	29.90%	N/A	N/A
Advisor Class	89.00%	N/A	N/A	N/A
Institutional Class	N/A	N/A	N/A	99.88%
Horizon Active Income Fund
Investor Class	55.70%	28.23%	N/A	N/A
Advisor Class	98.98%	N/A	N/A	N/A
Institutional Class	N/A	N/A	91.18%	N/A
Horizon Active Dividend Fund
Investor Class	60.55%	38.87%	N/A	N/A
Advisor Class	N/A	N/A	N/A	N/A

Additionally, an affiliate of the Adviser owns 100.00% of the Advisor Class shares of the Horizon Active Dividend Fund.

7.	INVESTMENTS IN AFFILIATES

The Horizon Active Income Fund owned 5% or more of the voting securities of Xtrackers USD High Yield Corporate Bond ETF during the year ended November 30, 2017. Transactions during the year in this security were as follows:

Share Activity
Security Name	Balance At November 30, 2016	Purchases	Sales	Balance November 30, 2017	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value At November 30, 2017

Xtrackers USD High Yield Corporate Bond ETF*	-	564,995	-	564,995	$(196,267)	$-	$550,720	$28,679,146

*Affiliate as of November 30, 2017.

Horizon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2017

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements, other than the following and the distributions noted in Note 5.

Horizon Defined Risk Fund Investor Class shares commenced operations on December 28, 2017.

Subsequent to year end, the Horizon Funds entered into a Securities Lending Agreement with U.S. Bank N.A.

Effective January 23, 2018, the Board of Trustees and the Adviser agreed to reduce the management fee for the Horizon Active Asset Allocation Fund and the Horizon Active Risk Assist Fund from 1.10% to 0.99%.

Horizon Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2017

As a shareholder of the Funds you incur ongoing costs, including management fees, sales charges, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The column labeled “Actual” of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The column labeled “Hypothetical” of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/2017	Ending Account Value 11/30/2017	Expenses Paid During Period	Ending Account Value 11/30/2017	Expenses Paid During Period
Horizon Active Asset Allocation - Investor Class *^	1.30%	$1,000.00	$1,095.00	$7.44	$1,018.58	$6.55
Horizon Active Asset Allocation - Advisor Class *	1.42%	$1,000.00	$1,094.40	$7.46	$1,017.95	$7.18
Horizon Active Asset Allocation - Institutional Class *	1.17%	$1,000.00	$1,095.70	$6.11	$1,019.20	$5.92
Horizon Active Risk Assist - Investor Class *^	1.30%	$1,000.00	$1,074.00	$7.46	$1,018.58	$6.55
Horizon Active Risk Assist - Advisor Class *	1.42%	$1,000.00	$1,073.60	$7.47	$1,017.95	$7.18
Horizon Active Risk Assist - Institutional Class *	1.17%	$1,000.00	$1,074.40	$6.16	$1,019.20	$5.92
Horizon Active Income - Investor Class *^	1.12%	$1,000.00	$1,003.40	$6.31	$1,019.48	$5.64
Horizon Active Income - Advisor Class *	1.24%	$1,000.00	$1,002.10	$6.31	$1,018.85	$6.28
Horizon Active Income - Institutional Class *	0.99%	$1,000.00	$1,002.80	$5.04	$1,020.10	$5.01
Horizon Active Dividend - Investor Class *+	1.14%	$1,000.00	$1,110.10	$5.37	$1,019.35	$5.77
Horizon Active Dividend - Advisor Class **	1.93%	$1,000.00	$1,092.80	$9.07	$1,013.79	$8.73

* Expenses Paid During the Period are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days, and divided by 365 (to reflect the number of days in the period).

** The Advisor Class commenced operations on June 20, 2017. Expenses Paid During the Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 163 days, and divided by 365 (to reflect the number of days in the period).

^ Effective July 1, 2017, Shareholder Servicing Fees for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

+ Effective July 1, 2017, Distribution Fees (12b-1) for Investor Class shares decreased from 0.25% to 0.10% of average daily net assets.

Horizon Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

November 30, 2017

To the Shareholders and Board of Trustees of

Horizon Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, and Horizon Active Dividend Fund (“Horizon Funds” or the “Funds”) as of November 30, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund, and the related statements of operations and changes in net assets and the financial highlights for the period December 28, 2016 (commencement of operations) through November 30, 2017, for Horizon Active Dividend Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds’ financial highlights for the periods ended November 30, 2015 and prior, were audited by other auditors whose report dated January 28, 2016, expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Horizon Funds as of November 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods noted above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

January 26, 2018

Horizon Funds

ADDITIONAL INFORMATION

November 30, 2017

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	14.35%
Horizon Active Risk Assist Fund	43.74%
Horizon Active Income Fund	37.00%
Horizon Active Dividend Fund	21.80%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2017 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	1.36%
Horizon Active Risk Assist Fund	23.11%
Horizon Active Income Fund	8.95%
Horizon Active Dividend Fund	15.08%

Horizon Funds

ADDITIONAL INFORMATION (Continued)

November 30, 2017

Independent Trustees

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John W. Davidson Year of Birth: 1946	Trustee; Indefinite Term of Office (since 2015)	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	5	Trustee, AdvisorOne Funds (7 portfolios).
Todd W. Gaylord Year of Birth: 1975	Trustee; Indefinite Term of Office (since 2015)	Consultant (financial services) since 2012; Owner, McCauley Street Partners, Inc. (real estate brokerage firm) (2009-2014); Vice President, Corporate Bond, Syndicated Loan, and Credit Default Swap Trader, Wachovia Securities (2005-2008).	5	None
Thomas W. Okel Year of Birth: 1962	Trustee; Indefinite Term of Office (since 2015)	Executive Director (since 2011), Catawba Lands Conservancy; Global Head of Syndicated Capital Markets (1998-2010), Bank of America Merrill Lynch.	5	Trustee, Barings Capital Funds Trust (8 portfolios); Trustee, Barings Capital Global Short Duration High Yield Fund (1 portfolio).

Horizon Funds

ADDITIONAL INFORMATION (Continued)

November 30, 2017

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Robert J. Cannon** Year of Birth: 1972	Interested Trustee; Indefinite Term of Office (since 2015) and President; Indefinite Term of Office (since 2015)	President and CEO, Horizon Investments, LLC	5	None
Matthew Chambers Year of Birth: 1976	Vice President, Chief Compliance Officer and Secretary; Indefinite Term of Office (since 2015)	General Counsel and Chief Compliance Officer of Horizon Investments, December 2014-present; Attorney, Kilpatrick Townsend & Stockton, September 2008-November 2014	Not Applicable	Not Applicable
Benjamin Johnson Year of Birth: 1978	Treasurer; Indefinite Term of Office (since 2015)	Managing Director of Operations of Horizon Investments, September 2008-present	Not Applicable	Not Applicable

*	The address for each Trustee and officer is 13024 Ballantyne Corporate Place, Suite 225, Charlotte, North Carolina 28277.
**	Mr. Cannon is considered an “interested person” of the Trust, as defined in the 1940 Act, because of his current position with the Adviser.

Horizon Funds

PRIVACY NOTICE

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾ Social Security number and account information
◾ Account balance and transaction history
◾ Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds	We collect your personal information, for example, when you
collect my personal information?	◾ Open an account
◾ Provide account information
◾ Give us your contact information
◾ Make deposits or withdrawals from your account
◾ Make a wire transfer
◾ Tell us where to send the money
◾ Tell us who receives the money
◾ Show your government-issued ID
◾ Show your driver’s license
Why can’t I limit all sharing?	Federal law gives you the right to limit only
◾ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
◾ Affiliates from using your information to market to you
◾ Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
◾ Our affiliates include companies such as Horizon Investments, LLC
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies

◾  Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
◾ Horizon Funds does not jointly market.

Investment Adviser

Horizon Investments, LLC

13024 Ballantyne Corporate Place, Suite 225

Investment Adviser

Horizon Investments, LLC

13024 Ballantyne Corporate Place, Suite 225

Charlotte, NC 28277

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank N.A.

Custody Operations

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7932.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Todd Gaylord is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant, Cohen & Company, Ltd., to perform audit services, audit-related services, and tax services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$56,000	$42,000
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$9,000
All Other Fees	$0	$0

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended November 30, 2017 and November 30, 2016, respectively, applicable to non-audit services pursuant to a waiver of the pre-approval requirement was as follows:

	FYE 11/30/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountants for services to the registrant and to the registrant’s investment adviser or Service Affiliates (as defined below) for the last two years.

Non-Audit Related Fees	FYE 11/30/2017	FYE 11/30/2016
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Because the registrant’s accountants have not rendered any non-audit services during the last two fiscal years to the registrant’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (together with the registrant’s investment adviser, “Service Affiliates”) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s board of directors has not considered whether the provision of such services to the registrant’s investment adviser or the Service Affiliates is compatible with maintaining the independence of the registrant’s accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days prior to the filing date of

2

this Form N-CSR, that the disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this Form N-CSR is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this Form N-CSR is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizon Funds

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date: 1/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Cannon
Robert Cannon, President and Principal Executive Officer

Date: 1/31/2018

By (Signature and Title)*	/s/ Benjamin Johnson
Benjamin Johnson, Treasurer and Principal Financial Officer

Date: 1/31/2018

*	Print the name and title of each signing officer under his or her signature.

4